Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,000.00
Previously Paid Amount	1.53
Total Fee Amount	1.53
Total Offset Amount	0.00
Net Fee	$ 0.00